==============================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2007 to October 31, 2007

                    Commission File Number of issuing entity:
                                  333-131201-16

                           RFMSI Series 2007-S1 Trust
                   (Exact name of issuing entity as specified
                                 in its charter)

                 Commission File Number of depositor: 333-131201

                 Residential Funding Mortgage Securities I, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                          None
      (State or other jurisdiction of                       (I.R.S. Employer
   incorporation or organization of the                     Identification No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
                   Servicer                                        55437
     8400 Normandale Lake Boulevard                                (Zip Code)
      Minneapolis, Minnesota 55437
(Address of principal executive offices of
              issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                     exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)        12(b))
Mortgage Pass-Through
Certificates, Series 2007-S1,
in the classes specified
herein                           [___]       [___]       [ X ]    ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

                      PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

      The response to Item 1 is set forth in part herein and in part in
Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2007-S1 (the "Certificates"), dated January 26, 2007, and related Prospectus dated December 18, 2006 (collectively, the "Prospectus"), of the RFMSI Series 2007-S1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class A-6, Class A-7, Class A-8, Class A-9, Class A-10, Class A-11, Class A-12, Class A-13, Class A-14, Class A-15, Class A-16, Class A-17, Class A-V, Class A-P, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                         PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.

ITEM 9 - Exhibits

      (a)   Documents filed as part of this report.

Exhibit 99.1      November 2007 Monthly Statement to Certificateholders

      (b)   Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1      Series  Supplement,  dated as of  January  1,  2007,  to the
            Standard Terms of Pooling and Servicing Agreement, dated as of November 1, 2006, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.2      Assignment  and  Assumption  Agreement,  dated as of January
            30, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.3      Master   Agreement,   dated   as  of   January   30,   2007,
            between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Confirmation, dated as of January 30, 2007, between Credit Suisse International and U.S. Bank National
            Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Novation Confirmation, dated as of January 30, 2007, among Credit Suisse International, Credit Suisse Management LLC and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Schedule, dated as of January 30, 2007, between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; and Credit Support Annex, dated as of January 30, 2007 between Credit Suisse International and
            U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

 Exhibit 99.1     November 2007 Monthly Statement to Certificateholders

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 26, 2007



                                    RFMSI Series 2007-S1 Trust
                                    (Issuing entity)

                                    By:  Residential Funding Company, LLC,
                                         as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS